Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

(6) Goodwill and Other Intangible Assets

        The majority of the Company's identified intangibles are in the form of amortizable core deposit premium, with the exception of $1,147,000, which represents identified intangibles in the acquisition of the rights to the insurance agency contracts of InsCorp, Inc., acquired in 2008. Information on the Company's identified intangible assets follows:

	Carrying Amount	Accumulated Amortization	Net
	(Dollars in Thousands)
December 31, 2011:
Core deposit premium	$58,675	$47,632	$11,043
Identified intangible (contract rights)	1,742	595	1,147

Total identified intangibles	$60,417	$48,227	$12,190

December 31, 2010:
Core deposit premium	$58,675	$42,583	$16,092
Identified intangible (contract rights)	1,568	351	1,217

Total identified intangibles	$60,243	$42,934	$17,309

        Amortization expense of intangible assets for the years ended December 31, 2011, 2010 and 2009, was $5,293,000, $5,284,000 and $5,286,000, respectively. Estimated amortization expense for each of the five succeeding fiscal years, and thereafter, is as follows:

Fiscal year ending:	Total
(in thousands)
2012	$4,630
2013	4,611
2014	2,368
2015	429
2016	128
Thereafter	24

Total	$12,190

        There were no changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2010.